The Central and Eastern Europe Fund, Inc.

Schedule of Investments	as of January 31, 2020 (Unaudited)

	Shares	Value ($)
Russia 69.5%
Common Stocks 67.7%
Banks 12.9%
Sberbank of Russia PJSC	2,400,000	9,470,626
Sberbank of Russia PJSC (ADR)	1,084,191	17,347,056
		26,817,682
Chemicals 0.0%
Phosagro PJSC (GDR) (Registered)	6,319	80,188

Food & Staples Retailing 2.9%
Magnit PJSC (GDR) (Registered)	449,550	6,113,880

Interactive Media & Services 1.5%
Mail.ru Group Ltd. (GDR) (Registered)*	37,692	887,270
Yandex NV ''A''*	50,000	2,257,500
		3,144,770
Metals & Mining 12.2%
Alrosa PJSC	870,000	1,091,732
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)	100,000	918,000
MMC Norilsk Nickel PJSC (ADR)	315,000	10,181,050
Novolipetsk Steel PJSC (GDR)	239,357	5,179,685
Polymetal International PLC	140,000	2,373,107
Polyus PJSC (GDR) (Registered)	51,859	3,168,585
Severstal PJSC (GDR) (Registered)	170,000	2,397,000
		25,309,159
Oil, Gas & Consumable Fuels 34.2%
Gazprom PJSC (ADR)	2,928,242	20,567,446
Lukoil PJSC (ADR)	272,500	27,669,650
Novatek PJSC (GDR) (Registered)	44,440	7,999,200
Rosneft Oil Co PJSC (GDR) (Registered)	612,997	4,593,800
Tatneft PAO (ADR)	140,548	10,154,880
		70,984,976
Professional Services 0.2%
HeadHunter Group PLC (ADR)	21,074	444,451

Specialty Retail 0.9%
Detsky Mir PJSC	1,000,000	1,799,995

Wireless Telecommunication Services 2.9%
Mobile Telesystems PJSC (ADR)	590,000	6,020,950
Total Common Stocks (Cost $79,201,251)		140,716,051

Preferred Stocks 1.8%
Oil, Gas & Consumable Fuels 1.8%
Surgutneftegas PJSC	6,600,000	3,728,498
Total Preferred Stocks (Cost $3,903,980)		3,728,498
Total Russia (Cost $83,105,231)		144,444,549

Poland 11.4%
Common Stocks
Banks 1.9%
Powszechna Kasa Oszczednosci Bank Polski SA	446,090	3,933,383

Consumer Finance 0.8%
KRUK SA	38,323	1,614,983

Diversified Telecommunication Services 0.6%
Orange Polska SA*	650,000	1,173,578

Electric Utilities 0.2%
PGE Polska Grupa Energetyczna SA*	267,719	473,363

Entertainment 0.5%
CD Projekt SA	15,000	1,088,716

Insurance 2.3%
Powszechny Zaklad Ubezpieczen SA	461,735	4,786,582

	Shares	Value ($)
Media 0.6%
Cyfrowy Polsat SA	185,000	1,296,974

Oil, Gas & Consumable Fuels 3.0%
Grupa Lotos SA	100,000	1,983,092
Polski Koncern Naftowy ORLEN SA	166,392	3,244,811
Polskie Gornictwo Naftowe i Gazownictwo SA	1,100,000	1,020,104
		6,248,007
Textiles, Apparel & Luxury Goods 1.0%
CCC SA	85,000	2,124,014

Wireless Telecommunication Services 0.5%
PLAY Communications SA 144A	115,000	1,055,802
Total Poland (Cost $27,488,901)		23,795,402

Hungary 8.7%
Common Stocks
Banks 3.4%
OTP Bank PLC	151,478	7,018,439

Diversified Telecommunication Services 0.6%
Magyar Telekom Telecommunications PLC (ADR)	909,194	1,354,468

Oil, Gas & Consumable Fuels 2.6%
MOL Hungarian Oil & Gas PLC	638,336	5,404,124

Pharmaceuticals 2.1%
Richter Gedeon Nyrt	200,000	4,292,043
Total Hungary (Cost $16,641,582)		18,069,074

Czech Republic 3.4%
Common Stocks
Banks 2.8%
Komercni banka AS	65,000	2,240,147
Moneta Money Bank AS 144A	981,988	3,595,958
		5,836,105
Electric Utilities 0.6%
CEZ AS	55,000	1,204,803
Total Czech Republic (Cost $7,845,137)		7,040,908

Moldova 1.5%
Common Stocks
Beverages 1.5%
Purcari Wineries PLC (Cost $2,547,425)	555,000	3,021,125

Turkey 1.0%
Common Stocks
Beverages 0.1%
Anadolu Efes Biracilik ve Malt Sanayii AS	21,344	88,359

Diversified Financial Services 0.9%
Haci Omer Sabanci Holding AS	1,200,000	1,954,593
Total Turkey (Cost $2,220,389)		2,042,952

Cash Equivalents 4.8%
DWS Central Cash Management Government Fund, 1.59% (Cost $9,902,735) (a)	9,902,735	9,902,735

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $149,751,400)	100.3	208,316,745
Other Assets and Liabilities, Net	(0.3)	(525,299)
Net Assets	100.0	207,791,446

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2020 are as follows:
Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2020	Value ($) at 1/31/2020
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.49% (a) (b)
1,269,196	–	1,269,196	(c) –	–	77	–	–	–
Cash Equivalents 4.8%
DWS Central Cash Management Government Fund, 1.59% (a)
3,951,927	22,460,508	16,509,700	–	–	22,362	–	9,902,735	9,902,735
5,221,123	22,460,508	17,778,896	–	–	22,439	–	9,902,735	9,902,735

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2020.

144A:		Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR	:	American Depositary Receipt
GDR	:	Global Depositary Receipt
PJSC	:	Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Russia	$144,444,549	$—	$—	$144,444,549
Poland	23,795,402	—	—	23,795,402
Hungary	18,069,074	—	—	18,069,074
Czech Republic	7,040,908	—	—	7,040,908
Moldova	3,021,125	—	—	3,021,125
Turkey	2,042,952	—	—	2,042,952
Short-Term Instruments	9,902,735	—	—	9,902,735
Total	$208,316,745	$—	$—	$208,316,745

(d) See Schedule of Investments for additional detailed categorizations.